2. SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	Sep. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
Accounting Policies [Abstract]
Raw materials	$ 0	$ 0	$ 0
Finished goods	6,256,988	3,553,140	2,026,108
Work in progress	0	0	0
Reserve for obsolescence	(87,908)	(89,526)	(57,368)
Total	$ 6,169,080	$ 3,463,614	$ 1,968,740